INTANGIBLE - Changes in intangible assets with determined useful life (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 4,778,353	R$ 5,709,964
Additions	71,385	82,492
Write-offs	(36)	(3,015)
Amortization	507,777	R$ 1,011,088
Closing Balance	4,341,925
Cost
Changes in intangible assets other than goodwill [abstract]
Opening Balance	12,617,166
Closing Balance	11,965,804
Amortization
Changes in intangible assets other than goodwill [abstract]
Opening Balance	(7,838,813)
Closing Balance	R$ (7,623,879)
Port concessions
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	3.94%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 621,842
Closing Balance	R$ 605,494
Supplier agreements
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	12.70%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 11,111
Closing Balance	R$ 3,704
Port service contracts
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	4.26%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 491,094
Closing Balance	R$ 476,416
Trademarks and patents
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	8.14%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 154,846
Closing Balance	R$ 147,380
Customer portfolio
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	9.10%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 3,283,919
Closing Balance	R$ 2,873,430
Software
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	25.45%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 206,635
Closing Balance	R$ 227,397
Other
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	10.00%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 8,906
Closing Balance	R$ 8,104